Transactions with Related Parties - Statement of Operations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended
	Jul. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Voyage Revenues		$ 311,764	$ 268,236	$ 378,013
Voyage Expenses		(103,211)	(30,012)	(20,573)
Contract termination fees and other		(33,293)	(41,339)	0
General and Administrative Expenses
Rent		0	(41)	(29)
Amortization of CEO stock based compensation		(11,424)	(13,299)	(26,568)
Sigma and Blue Fin pool
Voyage Revenues		5,306	27,306	12,655
Cardiff/ Cardiff Drilling
Service Revenues, net		10,786	6,193	2,357
TMS Tankers
Voyage Expenses		(1,483)	(507)	(158)
General and Administrative Expenses
Management fees		(8,362)	(5,151)	(2,293)
TMS Bulkers
Voyage Expenses		(2,619)	(3,166)	(4,420)
Gain on sale of assets - commissions		(710)	(1,180)	(1,166)
General and Administrative Expenses
Management fees		(27,803)	(26,518)	(26,771)
TMS Dry
Service Revenues, net	2,400
Voyage Expenses		0	0	(236)
General and Administrative Expenses
Management fees		0	0	(1,602)
Cardiff Tankers
Voyage Expenses		(1,423)	(166)	0
Fabiana
General and Administrative Expenses
Consultancy fees		(3,593)	(4,397)	(3,779)
Vivid
General and Administrative Expenses
Consultancy fees		(18,056)	(14,201)	(5,958)
Azara
General and Administrative Expenses
Consultancy fees		(5,000)	0	0
Basset
General and Administrative Expenses
Consultancy fees		(4,200)	(2,676)	0
Related Party
Contract termination fees and other		(23,048)	(300)	0
Dryships Inc.
General and Administrative Expenses
Amortization of CEO stock based compensation		(7,780)	(12,663)	(26,447)
Ocean Rig
General and Administrative Expenses
Amortization of CEO stock based compensation		$ (1,358)	$ 0	$ 0